Income tax (Effective Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax [Abstract]
PRC statutory income tax rate		25.00%	25.00%	25.00%
Effect of expense not deductible for tax purposes	[1]	37.00%	459.00%
Effect of tax holiday and preferential tax benefits on assessable profits of Shenzhen iDreamSky		(31.00%)	(469.00%)
Effect of outside basics difference arising from the Company's VIEs and subsidiaries in the PRC		33.00%	267.00%
Effects of change in valuation allowance		(5.00%)	(17.00%)	(7.00%)
Effective income tax rate		59.00%	265.00%	18.00%

[1]	The expense not deductible mainly include share-based compensation expense, allowance for doubtful accounts, impairment of prepaid minimum guarantee and intangible assets.